COMMITMENTS AND CONTINGENCIES: (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Changes in reclamation obligations
Capitalized amount of charges recorded to increase environmental liabilities	$ 4.6
Commitments
Unconditional purchase obligations	1,065.5
Unconditional purchase obligations to be incurred in less than one year	472.4
Unconditional purchase obligations to be incurred in two years	498.0
Unconditional purchase obligations to be incurred in three years	498.0
Unconditional purchase obligations to be incurred in four years	64.0
Unconditional purchase obligations to be incurred in five years	64.0
Unconditional purchase obligations to be incurred after five years	31.1
Superfund sites
Environmental matters
Accrued environmental liabilities	0.1
Environmental Reserves
Environmental matters
Accrued environmental liabilities	49.8	49.8
Remediation obligation	26.6	28.1
Discounted environmental liabilities	14.6	14.9
Undiscounted estimated reserve for environmental liabilities qualifying for discounting	20.9	21.1
Changes in reclamation obligations
Liability balance at the beginning of the period	21.7	24.1
Liabilities incurred	4.6	2.6
Accretion expense	0.5	0.7
Utilization	(3.4)	(3.6)
Revision to estimates	(0.1)	(0.8)
Foreign exchange	(0.1)	(1.3)
Liability balance at the end of the period	23.2	21.7
Remediation liabilities maximum payment term (in years)	30
Estimated potential range for environmental matters, low end of range	49.8
Estimated potential range for environmental matters, high end of range	78.9
Charges recorded to increase environmental liabilities	6.7
Payments for reclamation and remediation costs	4.9
Recurring cost of managing hazardous substances for ongoing operations	$ 55.2
Environmental Reserves | Minimum
Environmental matters
Discount rate (as a percent)	4.30%
Environmental Reserves | Maximum
Environmental matters
Discount rate (as a percent)	7.00%